Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Dividend declared and paid	$ 8,636	$ 8,355	$ 7,350
Series B shares [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.43067	$ 0.41666
Series D shares [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid per share	$ 0.53833	$ 0.52083
Coca Cola FEMSA [member]
Disclosure of classes of share capital [line items]
Dividend declared and paid	$ 6,991	$ 6,945	$ 6,405